INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Cash and cash equivalents (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash and banks	$ 3,450,873	$ 2,215,103	$ 1,679,478
Total cash and cash equivalents	$ 3,450,873	$ 2,215,103	$ 1,679,478